UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21236

BNY Mellon Stock Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	03/31/24

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon International Core Equity Fund

SEMI-ANNUAL REPORT March 31, 2024

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from October 1, 2023, through March 31, 2024, as provided by Portfolio Manager James A. Lydotes of Newton Investment Management North America, LLC, sub-adviser

Market and Fund Performance Overview

For the six-month period ended March 31, 2024, BNY Mellon International Core Equity Fund (the “fund”) produced a total return of 12.65% for Class A shares, 12.22% for Class C shares, 12.81% for Class I shares and 12.79% for Class Y shares.1 In comparison, the fund’s benchmark, the MSCI EAFE® Index (the “Index”), produced a net return of 16.81% for the same period.2

International equity markets gained ground on ongoing economic growth and signs that inflation was coming under control. The fund underperformed the Index, primarily due to defensive positioning, as well as issue selection in the health care and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. The fund normally invests at least 80% of its assets, plus any borrowings for investment purposes, in shares of companies located in the foreign countries represented in the Index and Canada and may also invest up to 20% of its assets in securities of issuers located in emerging-markets countries.

We employ a bottom-up investment approach, using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks. We seek to allocate country weights generally in accordance with the Index, but deviations from the Index country weightings may occur. We use the sector allocations of the Index as a guide, but allocations may differ from those of the Index. The fund’s stock selection process is designed to produce a diversified portfolio that, relative to the Index, has a below-average price/earnings ratio and an above-average earnings-growth trend.

International Equities Rise on Positive Macroeconomic Trends

The final quarter of 2023 played out in two distinct phases. The first phase, comprising the majority of October, witnessed a continuation of the prior month’s equity-market weakness, as stronger-than-expected U.S. employment and growth data, coupled with persistent inflation, suggested that the U.S. economy was running too hot. This pushed yields on U.S. Treasury bonds markedly higher. By contrast, the second phase witnessed a dramatic rebound in equities as government bond yields fell sharply. Lower inflation figures for October and November undoubtedly played a role in pushing yields down. However, a marked change in tone from the U.S. Federal Reserve (the “Fed”) steered investors away from prior expectations of interest rates staying ‘higher for longer’ to anticipating rate cuts in the first half of 2024. This became the chief catalyst for the equity market’s rally in the final few weeks of 2023 and heralded the prospect of a ‘soft landing,’ in which inflation would come under control without an economic contraction.

International equities made further gains over the first quarter of 2024, even as investors reacted to the possibility that interest-rate cuts may come later than previously expected. The strength of the U.S. macroeconomic picture and robust nature of corporate earnings, notably from certain mega-cap technology names, bolstered investor sentiment. The macroeconomic backdrop appeared more mixed away from the United States. Eurozone growth was held back by a struggling Germany. In the United Kingdom, official figures showed that the economy entered a technical recession at the end of 2023. Japan’s economy also shrank for the second quarter in a row, yet the country’s flagship Nikkei 225 Index finally surpassed its 1989 peak. Significantly, the Bank of Japan decided to end its ultra-loose monetary policy and increase rates for the first time in seventeen years. Elsewhere, China sought to implement further stimulus measures to address its economic malaise, which included announcing cuts to its reserve requirement ratio and a mortgage-linked loan rate. Meanwhile, geopolitical tensions continued to simmer, given fears regarding a broader escalation of conflict in the Middle East.

Allocations and Issue Selection Detract from Relative Returns

Broadly speaking, the fund’s defensive positioning during a period of rapid market gains limited returns relative to the Index. From an allocation perspective, overweight exposure to energy and underweight exposure to information technology were headwinds. At the sector level, health care positioning detracted most significantly from relative performance. Notably underperforming holdings included Germany-based Bayer AG and France-based Sanofi. In the case of Bayer AG, the single greatest detractor from relative returns, an important drug pipeline disappointment caused investors to question the company’s ability to orchestrate a critical turnaround in its business and led to weakness in shares. Holdings in the consumer discretionary sector also underperformed, with UK-based luxury goods manufacturer Burberry Group PLC encountering unexpected difficulties in turning around its business. At the country level, Germany produced the fund’s weakest returns, largely driven by the disappointing performance of Bayer AG.

On the positive side, sector selection in information technology bolstered relative performance, led by Japanese technology names exposed to artificial intelligence and data center growth (Tokyo Electron, Ltd., Advantest Corp.). The materials sector contributed positively as well, with the fund’s sizeable position in aggregates company CRH benefiting from a change in primary listing to the United States, reflecting the company’s large U.S. exposure. From a country perspective, despite an underweight allocation, Japan represented the fund’s strongest market position, driven by positive technology stock selection.

Finding Opportunities as Recession Concerns Recede

As of the end of the reporting period, we believe the outlook for international developed-markets equities remains strong. With economic activity robust and the worst of the energy crisis apparently behind us for now, we remain particularly constructive on the breadth of valuation support we find within European equities.

April 15, 2024

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through February 1, 2025, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are enhanced in emerging market countries. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon International Core Equity Fund from October 1, 2023 to March 31, 2024. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended March 31, 2024

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.90	$9.87	$4.58	$4.58
Ending value (after expenses)	$1,126.50	$1,122.20	$1,128.10	$1,127.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended March 31, 2024

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.60	$9.37	$4.34	$4.34
Ending value (after expenses)	$1,019.45	$1,015.70	$1,020.70	$1,020.70
†

Expenses are equal to the fund’s annualized expense ratio of 1.11% for Class A, 1.86% for Class C, .86% for Class I and .86% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.3%
Australia - 3.7%
AGL Energy Ltd.	42,661		231,852
Aristocrat Leisure Ltd.	12,866		360,518
ASX Ltd.	80,068		3,465,551
Brambles Ltd.	63,430		667,547
Macquarie Group Ltd.	5,285		687,761
			5,413,229
Austria - 1.2%
OMV AG	37,537	[a]	1,776,189
Bermuda - 2.1%
Hiscox Ltd.	196,727		3,078,907
France - 19.2%
AXA SA	29,642		1,113,358
BNP Paribas SA	71,869		5,106,512
Cie Generale des Etablissements Michelin SCA	66,435		2,545,839
Klepierre SA	45,395		1,175,386
LVMH Moet Hennessy Louis Vuitton SE	3,148		2,831,428
Orange SA	379,897		4,462,467
Publicis Groupe SA	44,198	[a]	4,818,368
Sanofi SA	42,826		4,202,609
Vinci SA	14,400		1,844,989
			28,100,956
Germany - 8.8%
Allianz SE	5,276		1,581,241
Bayer AG	44,040		1,350,782
Daimler Truck Holding AG	19,382		981,946
DHL Group	41,649		1,793,502
Evonik Industries AG	69,324		1,370,530
Mercedes-Benz Group AG	56,604		4,507,372
Muenchener Rueckversicherungs-Gesellschaft AG	2,559		1,248,700
			12,834,073
Hong Kong - .6%
Sun Hung Kai Properties Ltd.	95,000		915,784
Ireland - 2.5%
CRH PLC	41,755		3,598,429
Italy - 2.5%
Enel SpA	312,642		2,063,901
Eni SpA	101,887		1,610,120
			3,674,021

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Japan - 17.1%
Advantest Corp.	20,600		927,939
Casio Computer Co. Ltd.	156,700		1,341,546
FUJIFILM Holdings Corp.	35,700		794,748
Fujitsu Ltd.	127,000		2,088,981
ITOCHU Corp.	66,600		2,844,732
Mitsubishi Electric Corp.	82,100		1,362,368
Mizuho Financial Group, Inc.	39,100		786,753
Nippon Telegraph & Telephone Corp.	2,243,300		2,664,456
Renesas Electronics Corp.	68,700		1,211,939
Shionogi & Co. Ltd.	15,300		783,294
Sony Group Corp.	23,200		1,990,038
Sumitomo Mitsui Financial Group, Inc.	73,300		4,313,844
Tokyo Electron Ltd.	12,300		3,215,161
Trend Micro, Inc.	14,000		724,230
			25,050,029
Netherlands - 7.0%
ASML Holding NV	2,995		2,882,837
ING Groep NV	276,790		4,552,683
Koninklijke Ahold Delhaize NV	95,344		2,851,331
			10,286,851
Norway - .3%
Yara International ASA	15,656	[b]	494,491
Singapore - 1.2%
Singapore Exchange Ltd.	180,900		1,233,912
United Overseas Bank Ltd.	25,500		553,531
			1,787,443
Spain - 1.0%
ACS Actividades de Construccion y Servicios SA	33,905		1,418,511
Switzerland - 5.6%
Kuehne + Nagel International AG	4,932		1,372,658
Novartis AG	17,355		1,681,329
Roche Holding AG	9,565		2,436,193
Sonova Holding AG	7,555	[a]	2,187,293
STMicroelectronics NV	11,467		493,857
			8,171,330
United Kingdom - 23.5%
Ashtead Group PLC	19,897		1,416,373
BAE Systems PLC	131,213		2,234,914
BP PLC	204,649		1,280,382
British American Tobacco PLC	63,085		1,915,723
Bunzl PLC	14,671		564,398
Burberry Group PLC	70,697		1,082,363

Description		Shares		Value ($)
Common Stocks - 96.3% (continued)
United Kingdom - 23.5% (continued)
Diageo PLC		128,776		4,754,950
Ferguson PLC		11,936		2,610,015
GSK PLC		111,846		2,411,970
Legal & General Group PLC		263,659		846,585
Melrose Industries PLC		100,005		849,469
Rio Tinto PLC		24,690		1,563,422
Shell PLC		165,648		5,488,156
SSE PLC		79,685		1,659,478
Tate & Lyle PLC		277,864		2,165,610
Unilever PLC		70,656		3,545,290
				34,389,098
Total Common Stocks (cost $118,367,309)				140,989,341
	Preferred Dividend Yield (%)
Preferred Stocks - 1.6%
Germany - 1.6%
Volkswagen AG (cost $3,731,442)	7.04	17,876		2,369,034
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $627,328)	5.42	627,328	[c]	627,328
Total Investments (cost $122,726,079)		98.3%		143,985,703
Cash and Receivables (Net)		1.7%		2,463,999
Net Assets		100.0%		146,449,702

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2024, the value of the fund’s securities on loan was $111,052 and the value of the collateral was $117,433, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.0
Banks	10.5
Pharmaceuticals, Biotechnology & Life Sciences	8.8
Energy	6.9
Automobiles & Components	6.4
Food, Beverage & Tobacco	6.0
Semiconductors & Semiconductor Equipment	6.0
Insurance	5.4
Consumer Durables & Apparel	5.0
Telecommunication Services	4.9
Materials	4.8
Financial Services	3.7
Media & Entertainment	3.3
Utilities	2.7
Household & Personal Products	2.4
Transportation	2.2
Consumer Staples Distribution & Retail	1.9
Software & Services	1.9
Health Care Equipment & Services	1.5
Equity Real Estate Investment Trusts	.8
Real Estate Management & Development	.6
Technology Hardware & Equipment	.5
Commercial & Professional Services	.5
Investment Companies	.4
Consumer Services	.2
98.3

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 9/30/2023	Purchases ($)†	Sales ($)	Value ($) 3/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	606,141	15,433,997	(15,412,810)	627,328	10,225
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	7,325,619	(7,325,619)	-	557	††
Total - .4%	606,141	22,759,616	(22,738,429)	627,328	10,782

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $111,052)—Note 1(c):
Unaffiliated issuers	122,098,751	143,358,375
Affiliated issuers	627,328	627,328
Cash		15,400
Cash denominated in foreign currency	575,851	565,198
Tax reclaim receivable—Note 1(b)		1,860,294
Dividends and securities lending income receivable		407,100
Receivable for shares of Beneficial Interest subscribed		67,435
Prepaid expenses		46,262
		146,947,392
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		106,422
Payable for shares of Beneficial Interest redeemed		295,087
Trustees’ fees and expenses payable		2,483
Other accrued expenses		93,698
		497,690
Net Assets ($)		146,449,702
Composition of Net Assets ($):
Paid-in capital		170,317,164
Total distributable earnings (loss)		(23,867,462)
Net Assets ($)		146,449,702

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	50,616,310	862,153	58,560,223	36,411,016
Shares Outstanding	1,312,330	21,758	1,482,825	922,584
Net Asset Value Per Share ($)	38.57	39.62	39.49	39.47

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $142,232 foreign taxes withheld at source):
Unaffiliated issuers	1,678,211
Affiliated issuers	10,225
Interest	3,408
Income from securities lending—Note 1(c)	557
Total Income	1,692,401
Expenses:
Management fee—Note 3(a)	648,199
Shareholder servicing costs—Note 3(c)	144,624
Administration fee—Note 3(a)	81,025
Professional fees	59,683
Registration fees	33,343
Custodian fees—Note 3(c)	17,591
Prospectus and shareholders’ reports	10,063
Chief Compliance Officer fees—Note 3(c)	8,863
Interest expense—Note 2	7,726
Trustees’ fees and expenses—Note 3(d)	7,690
Distribution fees—Note 3(b)	3,393
Loan commitment fees—Note 2	1,825
Miscellaneous	18,719
Total Expenses	1,042,744
Less—reduction in expenses due to undertaking—Note 3(a)	(264,306)
Less—reduction in fees due to earnings credits—Note 3(c)	(8,602)
Net Expenses	769,836
Net Investment Income	922,565
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,507,803
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	17,013,180
Net Realized and Unrealized Gain (Loss) on Investments	18,520,983
Net Increase in Net Assets Resulting from Operations	19,443,548

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Operations ($):
Net investment income	922,565	6,386,957
Net realized gain (loss) on investments	1,507,803	(7,478,699)
Net change in unrealized appreciation (depreciation) on investments	17,013,180	57,106,735
Net Increase (Decrease) in Net Assets Resulting from Operations	19,443,548	56,014,993
Distributions ($):
Distributions to shareholders:
Class A	(1,571,196)	(1,830,940)
Class C	(20,176)	(27,030)
Class I	(1,865,584)	(2,002,373)
Class Y	(2,243,200)	(3,939,520)
Total Distributions	(5,700,156)	(7,799,863)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,446,789	3,267,917
Class C	28,014	42,735
Class I	7,004,305	14,431,991
Class Y	42,872	625,821
Distributions reinvested:
Class A	1,384,600	1,645,229
Class C	20,176	27,013
Class I	1,801,021	1,936,838
Class Y	2,243,200	3,939,485
Cost of shares redeemed:
Class A	(3,855,758)	(14,566,617)
Class C	(257,370)	(397,671)
Class I	(7,977,866)	(21,646,213)
Class Y	(48,403,385)	(59,656,505)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(46,523,402)	(70,349,977)
Total Increase (Decrease) in Net Assets	(32,780,010)	(22,134,847)
Net Assets ($):
Beginning of Period	179,229,712	201,364,559
End of Period	146,449,702	179,229,712

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Capital Share Transactions (Shares):
Class Aa
Shares sold	39,626	93,228
Shares issued for distributions reinvested	37,728	50,374
Shares redeemed	(106,311)	(412,098)
Net Increase (Decrease) in Shares Outstanding	(28,957)	(268,496)
Class Ca
Shares sold	726	1,235
Shares issued for distributions reinvested	534	806
Shares redeemed	(6,843)	(11,131)
Net Increase (Decrease) in Shares Outstanding	(5,583)	(9,090)
Class I
Shares sold	186,310	409,191
Shares issued for distributions reinvested	47,963	58,006
Shares redeemed	(213,064)	(610,324)
Net Increase (Decrease) in Shares Outstanding	21,209	(143,127)
Class Y
Shares sold	1,161	17,335
Shares issued for distributions reinvested	59,771	118,055
Shares redeemed	(1,293,463)	(1,726,628)
Net Increase (Decrease) in Shares Outstanding	(1,232,531)	(1,591,238)

[a]

During the period ended March 31, 2024, 371 Class C shares representing $13,711 were automatically converted to 378 Class A shares and during the period ended September 30, 2023, 205 Class C shares representing $7,537 were automatically converted to 209 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	March 31, 2024	Year Ended September 30,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	35.33	28.27	43.12	36.12	36.99	39.86
Investment Operations:
Net investment income[a]	.19	1.06	.77	.84	.59	.89
Net realized and unrealized gain (loss) on investments	4.26	7.19	(10.83)	7.06	(.44)	(3.06)
Total from Investment Operations	4.45	8.25	(10.06)	7.90	.15	(2.17)
Distributions:
Dividends from net investment income	(1.21)	(1.19)	(1.15)	(.90)	(1.02)	(.70)
Dividends from net realized gain on investments	-	-	(3.64)	-	-	-
Total Distributions	(1.21)	(1.19)	(4.79)	(.90)	(1.02)	(.70)
Net asset value, end of period	38.57	35.33	28.27	43.12	36.12	36.99
Total Return (%)[b]	12.65[c]	29.54	(26.61)	22.00	.20	(5.22)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.51[d]	1.45	1.49	1.41	1.64	1.64
Ratio of net expenses to average net assets	1.11[d]	1.11	1.11	1.12	1.12	1.12
Ratio of net investment income to average net assets	1.06[d]	3.03	2.07	1.96	1.63	2.45
Portfolio Turnover Rate	25.28[c]	58.43	75.11	65.57	63.59	63.16
Net Assets, end of period ($ x 1,000)	50,616	47,386	45,505	74,954	73,381	100,661

a Based on average shares outstanding.

b Exclusive of sales charge.

c  Not annualized.

d  Annualized.

See notes to financial statements.

	Six Months Ended
	March 31, 2024	Year Ended September 30,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	36.06	28.73	43.69	36.54	37.37	40.13
Investment Operations:
Net investment income[a]	.05	.80	.54	.49	.28	.57
Net realized and unrealized gain (loss) on investments	4.36	7.34	(11.09)	7.19	(.44)	(3.00)
Total from Investment Operations	4.41	8.14	(10.55)	7.68	(.16)	(2.43)
Distributions:
Dividends from net investment income	(.85)	(.81)	(.77)	(.53)	(.67)	(.33)
Dividends from net realized gain on investments	-	-	(3.64)	-	-	-
Total Distributions	(.85)	(.81)	(4.41)	(.53)	(.67)	(.33)
Net asset value, end of period	39.62	36.06	28.73	43.69	36.54	37.37
Total Return (%)[b]	12.22[c]	28.61	(27.20)	21.11	(.60)	(5.94)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.40[d]	2.33	2.25	2.17	2.15	2.11
Ratio of net expenses to average net assets	1.86[d]	1.86	1.88	1.90	1.90	1.90
Ratio of net investment income to average net assets	.25[d]	2.24	1.41	1.13	.77	1.55
Portfolio Turnover Rate	25.28[c]	58.43	75.11	65.57	63.59	63.16
Net Assets, end of period ($ x 1,000)	862	986	1,047	2,434	2,726	4,829

a Based on average shares outstanding.

b Exclusive of sales charge.

c  Not annualized.

d  Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2024	Year Ended September 30,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	36.20	28.94	44.06	36.83	37.67	40.54
Investment Operations:
Net investment income[a]	.25	1.16	.87	.95	.69	1.01
Net realized and unrealized gain (loss) on investments	4.35	7.39	(11.08)	7.24	(.44)	(3.11)
Total from Investment Operations	4.60	8.55	(10.21)	8.19	.25	(2.10)
Distributions:
Dividends from net investment income	(1.31)	(1.29)	(1.27)	(.96)	(1.09)	(.77)
Dividends from net realized gain on investments	-	-	(3.64)	-	-	-
Total Distributions	(1.31)	(1.29)	(4.91)	(.96)	(1.09)	(.77)
Net asset value, end of period	39.49	36.20	28.94	44.06	36.83	37.67
Total Return (%)	12.81[b]	29.86	(26.46)	22.40	.43	(4.94)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.26[c]	1.24	1.23	1.22	1.19	1.15
Ratio of net expenses to average net assets	.87[c]	.86	.85	.85	.85	.85
Ratio of net investment income to average net assets	1.31[c]	3.25	2.26	2.18	1.88	2.75
Portfolio Turnover Rate	25.28[b]	58.43	75.11	65.57	63.59	63.16
Net Assets, end of period ($ x 1,000)	58,560	52,903	46,447	103,039	131,536	178,310

a Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

	Six Months Ended
	March 31, 2024	Year Ended September 30,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	36.17	28.93	44.03	36.81	37.65	40.52
Investment Operations:
Net investment income[a]	.20	1.11	.90	.96	.67	1.00
Net realized and unrealized gain (loss) on investments	4.41	7.42	(11.09)	7.22	(.42)	(3.10)
Total from Investment Operations	4.61	8.53	(10.19)	8.18	.25	(2.10)
Distributions:
Dividends from net investment income	(1.31)	(1.29)	(1.27)	(.96)	(1.09)	(.77)
Dividends from net realized gain on investments	-	-	(3.64)	-	-	-
Total Distributions	(1.31)	(1.29)	(4.91)	(.96)	(1.09)	(.77)
Net asset value, end of period	39.47	36.17	28.93	44.03	36.81	37.65
Total Return (%)	12.79[b]	29.89	(26.45)	22.39	.43	(4.94)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[c]	1.06	1.03	1.00	.98	.96
Ratio of net expenses to average net assets	.88[c]	.86	.85	.85	.85	.85
Ratio of net investment income to average net assets	1.06[c]	3.14	2.36	2.22	1.83	2.70
Portfolio Turnover Rate	25.28[b]	58.43	75.11	65.57	63.59	63.16
Net Assets, end of period ($ x 1,000)	36,411	77,954	108,366	205,345	208,521	355,521

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon International Core Equity Fund (the “fund”) is the sole series of BNY Mellon Stock Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser and the fund’s administrator. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. Newton Investment Management Limited (“NIM”), an affiliate of the Sub-Adviser, serves as the fund’s sub-sub adviser pursuant to a sub-sub investment advisory agreement with NIMNA, which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of March 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	140,989,341	-	-	140,989,341
Equity Securities - Preferred Stocks	2,369,034	-	-	2,369,034
Investment Companies	627,328	-	-	627,328

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of March 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2024, BNY Mellon earned $76 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of March 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	111,052		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	111,052		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(111,052)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At March 31, 2024, BNY Mellon Diversified International Fund, an affiliate of the fund, held 907,501 Class Y shares representing approximately 24.5% of the fund’s net assets.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $44,718,443 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2023. The fund has $11,853,654 of short-term capital losses and $32,864,789 of long-term capital losses which can be carried forward for an unlimited period.

As a result of the fund’s merger with Dreyfus International Value Fund on January 22, 2016, capital losses of $35,480,685 are available to offset future realized gains, if any. Based on certain provisions in the Code, the losses can be utilized in subsequent years but are subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2023 was as follows: ordinary income $7,799,863. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended March 31, 2024, the fund was charged $7,726 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2024 was approximately $241,530 with a related weighted average annualized interest rate of 6.40%.

NOTE 3—Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets up to $500 million, .75% of the next $500 million of such assets, .70% of the next $500 million of such assets, .60% of the next $500 million of such assets and .50% of the fund’s average daily net assets in excess of $2 billion and is payable monthly. The management fee rate during the period ended March 31, 2024 was .80%.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Adviser has contractually agreed, from October 1, 2023 through February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87% of the value of the fund’s average daily net assets. On or after February 1, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $264,306 during the period ended March 31, 2024.

The fund compensates the Adviser under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. Pursuant to the administration agreement, the fund was charged $81,025 during the period ended March 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .32% of the value of the fund’s average daily net assets.

During the period ended March 31, 2024, the Distributor retained $60 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended March 31, 2024, Class C shares were charged $3,393 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2024, Class A and Class C shares were charged

$60,249 and $1,131, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2024, the fund was charged $14,987 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $8,602.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2024, the fund was charged $17,591 pursuant to the custody agreement.

During the period ended March 31, 2024, the fund was charged $8,863 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $99,188, administration fee of $12,399, Distribution Plan fees of $542, Shareholder Services Plan fees of $10,839, Custodian fees of $18,000, Chief Compliance Officer fees of $3,367 and Transfer Agent fees of $5,712, which are offset against an expense reimbursement currently in effect in the amount of $43,625.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended March 31, 2024, amounted to $40,101,719 and $90,646,409, respectively.

At March 31, 2024, accumulated net unrealized appreciation on investments was $21,259,624, consisting of $29,032,904 gross unrealized appreciation and $7,773,280 gross unrealized depreciation.

At March 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

ADDITIONAL INFORMATION (Unaudited)

UPDATES TO SALES CHARGE REDUCTIONS AND WAIVERS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES:

The availability of certain sales charge reductions and waivers will depend on whether you purchase fund shares directly from the fund or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales load reductions or waivers or CDSC waivers, which are described in the fund’s prospectus. In all instances, it is the investor’s responsibility to notify the fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge reductions or waivers. For reductions or waivers not available through a particular financial intermediary, investors will have to purchase fund shares directly from the fund or through another financial intermediary to receive these reductions or waivers.

Edward Jones

Clients of Edward D. Jones & Co., L.P. (Edward Jones) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge reductions and waivers, which can differ from the sales charge reductions and waivers described elsewhere in the fund’s prospectus or the SAI or through another financial intermediary. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of BNY Mellon Family of Funds, or other facts qualifying the purchaser for sales charge reductions or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Front-end sales charge reductions on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms can reduce their initial sales charge in the following ways:

• Transaction size breakpoints, as described in the fund’s prospectus.

• Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund’s prospectus, will be calculated based on the aggregated holdings of shares of funds in the BNY Mellon Family of Funds (except certain money market funds and any assets held in group retirement plans) held by the purchaser or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) and, if grouping assets as a shareholder, includes all share classes of such funds held on the Edward Jones platform and/or held on another platform. Shares of funds in the BNY Mellon Family of Funds may be included in the ROA calculation

ADDITIONAL INFORMATION (Unaudited) (continued)

only if the shareholder notifies Edward Jones about such shares. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level. For purposes of determining the value of a shareholder’s aggregated holdings, eligible shares held will be valued at the higher of their cost minus redemptions or current market value.

• Letter of intent (LOI), which allows for breakpoint discounts as described in the fund’s prospectus, based on anticipated purchases of shares of funds in the BNY Mellon Family of Funds purchased over a 13-month period from the date Edward Jones receives the LOI. Eligible shares purchased pursuant to a LOI will be valued at the higher of their cost or current market value for purposes of determining the front-end sales charge and any breakpoint discounts with respect to such share purchases. Each purchase a shareholder makes pursuant to a LOI during the 13-month period will receive the front-end sales charge and breakpoint discount that applies to the total amount indicated in the LOI. Shares of funds in the BNY Mellon Family of Funds may be included in the LOI calculation only if the shareholder notifies Edward Jones about such shares at the time of calculation. Shares purchased before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid by the shareholder. The sales charge will be adjusted if the shareholder does not meet the goal indicated in the LOI. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Front-end sales charge waivers on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares purchased by associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures)

• shares purchased in an Edward Jones fee-based program

• shares purchased through reinvestment of dividends and capital gains distributions of the fund

• shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided that (1) the repurchase occurs within 60 days following the redemption, and (2) the redemption and purchase are made in a share class that charges a front-end sales charge, subject to one of the following conditions being met:

o the redemption and repurchase occur in the same account

o the redemption proceeds are used to process an IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA)

• shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus

• exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

• purchases of Class A shares for a 529 plan account through a rollover from either another education savings plan or a security used for qualified distributions

• purchases of Class A shares for a 529 plan account made for recontribution of refunded amounts

CDSC waivers on Class A and C shares purchased on the Edward Jones commission and fee-based platforms

The fund’s CDSC on Class A and C shares may be waived for shares purchased on the Edward Jones commission and fee-based platforms in the following cases:

• redemptions made upon the death or disability of the shareholder

• redemptions made through a systematic withdrawal plan, if such redemptions do not exceed 10% of the value of the account annually

• redemptions made in connection with a return of excess contributions from an IRA account

• redemptions made as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

ADDITIONAL INFORMATION (Unaudited) (continued)

• redemptions made to pay Edward Jones fees or costs, but only if the redemption is initiated by Edward Jones

• shares exchanged in an Edward Jones fee-based program

• shares acquired through a Right of Reinstatement (as defined above)

• shares redeemed at the discretion of Edward Jones for accounts not meeting Edward Jones’ minimum balance requirements described below

Other important information for clients of Edward Jones who purchase fund shares on the Edward Jones commission and fee-based platforms

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus.

Merrill

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account are eligible only for the following sales load waivers (front-end or CDSC) and discounts, which differ from those disclosed elsewhere in the fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation. Additional information on waivers or discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end sales charge waivers on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• shares purchased through a Merrill investment advisory program

• brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• shares purchased through the Merrill Edge Self-Directed platform

• shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• shares purchased by eligible persons associated with the fund as defined in the fund’s prospectus (e.g., the fund’s officers or trustees)

• shares purchased from the proceeds of a mutual fund redemption in front-end load shares, provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the

ADDITIONAL INFORMATION (Unaudited) (continued)

redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

CDSC waivers on Class A and C shares purchased through Merrill

Fund shares purchased through a Merrill platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI:

• shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

• shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits, as described in the Merrill SLWD Supplement

• shares sold due to return of excess contributions from an IRA account

• shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

• front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.

Front-end sales charge reductions on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge reductions (i.e., discounts), which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders can reduce their initial sales charge in the following ways:

• Breakpoint discounts, as described in the fund’s prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.

• Rights of accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.

• Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY, ADMINISTRATION AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on October 30-31, 2023, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, respectively, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement, Administration Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional international large-cap value funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international large-cap value funds (the “Performance Universe”), all for various periods ended August 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional international large-cap value funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except the one-year period when the fund’s total return performance was equal to the Performance Group median and the ten-year period when the fund’s total return performance was above the Performance Group median, and was below the Performance Universe median for all periods, except the one-year and ten-year periods when the fund’s total return performance was above the Performance Universe median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted the improvement in the fund’s recent relative performance. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and the Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY, ADMINISTRATION AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until February 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”) and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s net assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s recent improved relative performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and Administration Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY, ADMINISTRATION AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

This page intentionally left blank.

For More Information

BNY Mellon International Core Equity Fund

240 Greenwich Street

New York, NY 10286

Adviser & Administrator

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Newton Investment Management

North America, LLC

BNY Mellon Center

201 Washington Street

Boston, MA 02108

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DIEAX Class C: DIECX Class I: DIERX Class Y: DIEYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 0720SA0324

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Funds

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: May 21, 2024

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)